Investment Risks	Apr. 01, 2026
FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity Massachusetts Municipal Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity Massachusetts Municipal Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity Massachusetts Municipal Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity Massachusetts Municipal Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity Massachusetts Municipal Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity Massachusetts Municipal Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity Massachusetts Municipal Money Market Fund | GeographicConcentrationMember
Prospectus Line Items
Risk [Text Block]	Geographic Concentration. Unfavorable political or economic conditions within Massachusetts can affect the credit quality of issuers located in that state.
FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity Massachusetts Municipal Money Market Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries .
FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity Massachusetts Municipal Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity Massachusetts Municipal Money Market Fund | MunicipalMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Money Market Fund | GeographicConcentrationMember
Prospectus Line Items
Risk [Text Block]	Geographic Concentration. Unfavorable political or economic conditions within Massachusetts can affect the credit quality of issuers located in that state.
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Money Market Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries .
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Money Market Fund | MunicipalMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Income Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Income Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Income Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Income Fund | GeographicConcentrationMember
Prospectus Line Items
Risk [Text Block]	Geographic Concentration. Unfavorable political or economic conditions within Massachusetts can affect the credit quality of issuers located in that state.
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Income Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Income Fund | MunicipalMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO | Fidelity Massachusetts Municipal Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO | Fidelity Massachusetts Municipal Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO | Fidelity Massachusetts Municipal Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO | Fidelity Massachusetts Municipal Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO | Fidelity Massachusetts Municipal Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO | Fidelity Massachusetts Municipal Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO | Fidelity Massachusetts Municipal Money Market Fund | GeographicConcentrationMember
Prospectus Line Items
Risk [Text Block]	Geographic Concentration. Unfavorable political or economic conditions within Massachusetts can affect the credit quality of issuers located in that state.
FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO | Fidelity Massachusetts Municipal Money Market Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries .
FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO | Fidelity Massachusetts Municipal Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO | Fidelity Massachusetts Municipal Money Market Fund | MunicipalMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
Document Type	485BPOS